UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400

         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     November 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $333,078 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      299     4382 SH       SOLE                     4382        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     3827    71152 SH       SOLE                    71152        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3787       29 SH       SOLE                       29        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    58023    13202 SH       SOLE                    13202        0        0
EXXON MOBIL CORP               COM              30231G102      535     6885 SH       SOLE                     6885        0        0
GENERAL ELECTRIC CO            COM              369604103      703    27579 SH       SOLE                    27579        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    61529   957355 SH       SOLE                   957355        0        0
ISHARES TR                     S&P 500 INDEX    464287200    18930   162048 SH       SOLE                   162048        0        0
ISHARES TR                     RUSSELL 2000     464287655      686    10087 SH       SOLE                    10087        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     2469    36712 SH       SOLE                    36712        0        0
ISHARES TR                     RUSSELL 1000     464287622    16696   262680 SH       SOLE                   262680        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     3838    79060 SH       SOLE                    79060        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     3860    60411 SH       SOLE                    60411        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     7611   222750 SH       SOLE                   222750        0        0
ISHARES TR                     MSCI VAL IDX     464288877      398     7889 SH       SOLE                     7889        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     1130    20066 SH       SOLE                    20066        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     5506   123639 SH       SOLE                   123639        0        0
JOHNSON & JOHNSON              COM              478160104      245     3541 SH       SOLE                     3541        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     3680   159296 SH       SOLE                   159296        0        0
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    13921   267552 SH       SOLE                   267552        0        0
PROCTER & GAMBLE CO            COM              742718109      294     4214 SH       SOLE                     4214        0        0
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863     1974    51719 SH       SOLE                    51719        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871    26709  1094459 SH       SOLE                  1094459        0        0
SPDR TR                        UNIT SER 1       78462F103    50210   432883 SH       SOLE                   432883        0        0
SYNOPSYS INC                   COM              871607107      285    14308 SH       SOLE                    14308        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1631    26821 SH       SOLE                    26821        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      574     9660 SH       SOLE                     9660        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    31067   732020 SH       SOLE                   732020        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    12101   349129 SH       SOLE                   349129        0        0
WACHOVIA CORP NEW              COM              929903102      104    29783 SH       SOLE                    29783        0        0
WINTHROP RLTY TR               SH BEN INT       976391102      456   116800 SH       SOLE                   116800        0        0